Cover	Feb. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2025
Entity File Number	000-50075
Entity Registrant Name	CONNEXIONONE CORP.
Entity Central Index Key	0001182731
Entity Tax Identification Number	30-1252905
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	228 Hamilton Avenue 3rd Floor
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	408
Local Phone Number	533-8155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false